Note 3 - Impact of Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]
3.	Impact of recently issued accounting standards

Recently adopted accounting guidance

Improvements to Income Tax Disclosures

In December 2023, FASB issued ASU No. 2023-09 Improvements to Income Tax Disclosures. The amendments in this update encourage transparency in income tax disclosures by requiring consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Company adopted the ASU retrospectively in the current annual financial statements. As a result, enhanced disclosures related to income taxes are presented (see note 21).

Recently issued accounting guidance, not yet adopted

Reporting Comprehensive Income – Expense Disaggregation Disclosures

In November 2024, FASB issued ASU No. 2024-03 Expense Disaggregation Disclosures which requires disaggregated disclosure of income statement expenses. The ASU does not require changes to the expense captions an entity presents on the face of the income statement, rather, it requires disaggregation of certain expense captions within the footnotes to the financial statements. This ASU is effective for annual periods beginning after December 15, 2026 with early adoption permitted. The Company is currently assessing the impacts of this ASU on its disclosures.

Improvements to the Accounting for Internal-Use Software

In September 2025, FASB issued ASU No. 2025-06 Targeted Improvements to the Accounting for Internal-Use Software. The amendments in this update accommodates changes to software development approaches by removing reference to development stages and requiring the capitalization of software costs when both i) management has authorized and committed funding a software project, and ii) when it is probable that the project will be completed and used to perform the function intended. The improvements will provide for greater consistency in capitalization of development costs as they relate to internal-use software. The amendments are effective for annual periods beginning after December 15, 2027, with early adoption permitted at the beginning of an annual reporting period. The Company is currently assessing the impacts of this ASU on its financial statements.